Note 7 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss before income tax	$ 63,821	$ 40,333	$ 57,474
CAYMAN ISLANDS
Net loss before income taxes	3,805	3,843	3,305
UNITED STATES
Net loss before income taxes	33,266	17,251	23,347
CHINA
Net loss before income taxes	5,912	5,586	6,742
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	20,873	13,568	22,979
AUSTRALIA
Net loss before income taxes	$ (35)	$ 85	$ 1,101